Transactions with related parties - Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Related party transaction
Total assets due from related party, non-current	$ 1,350	$ 1,350	$ 1,350
Total liabilities due to related party, current	458		1,472
Security deposits to Manager
Related party transaction
Total assets due from related party, non-current	1,350		1,350
Working capital due to Manager
Related party transaction
Total liabilities due to related party, current	74		836
Executive service charges due to Manager
Related party transaction
Total liabilities due to related party, current	176	135	135
Administrative service charges due to Manager
Related party transaction
Total liabilities due to related party, current			30
Other Partnership expenses due to Manager
Related party transaction
Total liabilities due to related party, current	$ 208	$ 471	$ 471